SEGMENT DATA (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Reportable Segment Results
The following table presents the Company’s reportable segment results for the years ended December 31, 2017, 2016 and 2015:

(In thousands)	Americas Outdoor Advertising	International Outdoor Advertising	Corporate and other reconciling items	Consolidated
Year Ended December 31, 2017
Revenue	$1,161,059	$1,427,643	$—	$2,588,702
Direct operating expenses	527,536	882,231	—	1,409,767
Selling, general and administrative expenses	197,390	301,823	—	499,213
Corporate expenses	—	—	143,678	143,678
Depreciation and amortization	179,119	141,812	5,060	325,991
Impairment charges	—	—	4,159	4,159
Other operating income, net	—	—	26,391	26,391
Operating income (loss)	$257,014	$101,777	$(126,506)	$232,285
Segment assets	$2,850,303	$1,568,388	$252,091	$4,670,782
Capital expenditures	$70,936	$150,036	$3,266	$224,238
Share-based compensation expense	$—	$—	$9,590	$9,590

Year Ended December 31, 2016
Revenue	$1,187,180	$1,492,642	$—	$2,679,822
Direct operating expenses	528,769	889,550	—	1,418,319
Selling, general and administrative expenses	203,427	311,994	—	515,421
Corporate expenses	—	—	117,436	117,436
Depreciation and amortization	175,438	162,974	5,712	344,124
Impairment charges	—	—	7,274	7,274
Other operating income, net	—	—	354,688	354,688
Operating income	$279,546	$128,124	$224,266	$631,936
Segment assets	$3,046,369	$1,460,884	$1,201,117	$5,708,370
Capital expenditures	$78,289	$146,900	$4,583	$229,772
Share-based compensation expense	$—	$—	$10,291	$10,291

Year Ended December 31, 2015
Revenue	$1,265,267	$1,540,937	$—	$2,806,204
Direct operating expenses	558,357	927,478	—	1,485,835
Selling, general and administrative expenses	211,329	316,492	—	527,821
Corporate expenses	—	—	116,523	116,523
Depreciation and amortization	193,775	176,799	5,388	375,962
Impairment charges	—	—	21,631	21,631
Other operating expense, net	—	—	(4,824)	(4,824)
Operating income (loss)	$301,806	$120,168	$(148,366)	$273,608

Segment assets	$3,444,922	$1,685,190	$1,165,863	$6,295,975
Capital expenditures	$71,404	$143,315	$3,613	$218,332
Share-based compensation expense	—	—	$8,502	$8,502